Shareholders' equity (Details) - Schedule of management proposed dividends to be distributed, considering the anticipation of interest on own capital to its shareholders (Parentheticals)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Management Proposed Dividends To Be Distributed Considering The Anticipation Of Interest On Own Capital To Its Shareholders Abstract
Mandatory dividends	25.00%	25.00%	25.00%